CLAIMS AND LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended				3 Months Ended				1 Months Ended				3 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Claims, lawsuits, and regulatory proceedings Continuing operations	Mar. 31, 2011 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Continuing operations	Mar. 31, 2012 Claims, lawsuits, and regulatory proceedings Discontinued operations	Mar. 31, 2011 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Discontinued operations	Apr. 30, 2012 Governmental Reviews	Mar. 31, 2010 Governmental Reviews hospital	Feb. 28, 2010 Governmental Reviews hospital	Feb. 28, 2009 Governmental Reviews patient	Mar. 31, 2012 Governmental Reviews hospital	May 31, 2012 Hospital-Related Tort Claim	Nov. 30, 2011 Hospital-Related Tort Claim	Mar. 31, 2012 Hospital-Related Tort Claim multiplier	Dec. 31, 2011 Hospital-Related Tort Claim Discontinued operations	Jan. 31, 2012 Class Action Hurricane Katrina-related lawsuits	Mar. 31, 2012 Individual Hurricane Katrina-related lawsuits defendant	Mar. 31, 2012 Ordinary Course Matters person lawsuit
Loss Contingencies
Number of active and divested inpatient hospitals and units																	25
Number of hospitals which have received information requests from the DOJ regarding Kyphoplasty billing procedures																	7
Number of patients treated on outpatient basis																15
Litigation reserve	$ 58	$ 35	$ 66	$ 30	$ 41	$ 35	$ 49	$ 30	$ 17	$ 0	$ 17	$ 0					$ 49				$ 6
Number of hospitals under Medicare claims review														32	1
Cash settlement payment													42.75									12.00
Number of pending claims																							10
Probable range of loss, minimum																				6
Probable range of loss, maximum																				25
Attorneys' fees																				1
Previously awarded punititive damages																				65
Multiplier of amount of punititive awards for compensatory award																				9
Multiplier of amount of punititive awards for substantial compensatory award																				1
Compensatory damages awarded to plaintiff																			2.4
Punitive damages awarded to plaintiff																		5	65
Number of coordinated lawsuits in which the entity is a defendant																								2
Litigation and investigation costs	$ 2	$ 11			$ 2	$ 11			$ 0	$ 0
Number of persons in class action lawsuits																								5,000
Number of persons identified in class certification process																								8